Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Summary of Auditor's Remuneration

	$ million
	2025	2024	2023
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	38	41	42
Other audit fees, principally in respect of audits of accounts of subsidiaries	18	19	19
Total audit fees	56	60	61
Audit-related fees	3	3	3
Fees in respect of other non-audit services	4	3	2
Total	63	66	66